NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2019
NATURE OF OPERATIONS
NATURE OF OPERATIONS

1.       NATURE OF OPERATIONS

Great Panther Mining Limited (the “Company” or “Great Panther”) is a public company which is listed on the Toronto Stock Exchange (“TSX”) trading under the symbol GPR, and on the NYSE American trading under the symbol GPL and is incorporated and domiciled in Canada. The Company’s registered and records office is located at 1330 – 200 Granville Street, Vancouver, BC.

On March 5, 2019, the Company changed its name from Great Panther Silver Limited to Great Panther Mining Limited following the completion of the acquisition of Beadell Resources Limited (“Beadell”) (the “Acquisition”), a gold mining company that was listed on the Australian Securities Exchange and operated the wholly-owned Tucano Gold Mine (“Tucano”) in Amapá state, northern Brazil (note 5).

The Company has two wholly-owned mining operations in Mexico: the Topia Mine (“Topia”), and the Guanajuato Mine Complex (“the GMC”) which comprises the Company’s Guanajuato Mine, the San Ignacio Mine (“San Ignacio”), and the Cata processing plant. Topia is located in the Sierra Madre Mountains in the state of Durango in northwestern Mexico, and produces concentrates containing silver, gold, lead and zinc. The GMC produces silver and gold concentrate and is located in central Mexico.

The Company also wholly-owns the Coricancha Mine Complex (“Coricancha”), a gold-silver-copper-lead-zinc mine and 600 tonnes per day processing facility, located in the central Andes of Peru, approximately 90 kilometres east of Lima. Coricancha was acquired by the Company in June 2017, having been placed on care and maintenance by its previous owner in August 2013. The Company filed a positive Preliminary Economic Assessment on Coricancha in May 2018, and in July 2018 commenced a trial stope and bulk sample program (the “BSP”) in order to further de-risk the project. The BSP was completed in June 2019, and the Company is currently running an ore processing campaign utilizing approximately 25,000 tonnes of old ore stockpiles.

The Company also owns several exploration properties: El Horcón, Santa Rosa, and Plomo in Mexico; and Argosy in Canada. The El Horcón property is located 100 kilometres by road northwest of Guanajuato, Santa Rosa is located 15 kilometres northeast of Guanajuato, and the Plomo property is located in Sonora, Mexico. The Argosy property is located in the Red Lake Mining District in northwestern Ontario, Canada.

These consolidated financial statements have been prepared on a going concern basis, which contemplates the continuity of normal business activity and the realization of assets and the settlement of liabilities in the normal course of business.

Based on the projected operating cash flows and anticipated capital expenditures after the acquisition of Beadell, the Company obtained equity and debt financing during the year ended December 31, 2019. On July 9, 2019, the Company entered into an At-the-Market Offering Agreement with H.C. Wainwright & Co. and Eight Capital (the “ATM Agreement”) under which it can sell common shares equal to the lesser of i) 10% of the aggregate market value of the Company’s outstanding common shares as at the last trading day of the month before the month in which the first trade under the offering is made, and ii) aggregate gross proceeds of $25,000 (the “ATM Facility”). On August 8, 2019, the Company completed a bought deal financing, for aggregate gross proceeds of $17,250, pursuant to which the Company issued 23,000,000 common shares of the Company at the price of $0.75 per share. The Company paid a cash commission to the underwriters equal to 5% of the gross proceeds of the financing and recognized net proceeds of $15,939 after deducting share issuance costs. On December 27, 2019, the Company’s wholly owned subsidiary, Minera Mexicana el Rosario, S.A. de C.V., was loaned and received $10,000 upon entering into a $10,000 promissory note agreement with the IXM Group (“IXM”), a metal trader (note 12(f)). Additionally, on January 6, 2020, the Company entered into a $11,250 loan and gold doré prepayment agreement with Samsung C&T U.K. Ltd. (“Samsung”) (note 26) which includes the requirement to deliver and sell approximately 3,000 ounces of gold contained in doré per month over a two-year period from Tucano to Samsung. Samsung advanced the $11,250 prepayment to Great Panther on February 4, 2020.

As disclosed above and in note 5, the Company acquired Beadell on March 5, 2019 (the “Acquisition Date”). On acquisition, the Company assumed $69,473 of borrowings, of which $54,748 was classified as current liabilities. Between the Acquisition Date and December 31, 2019, the Company repaid $22,529  ($32,343 Australian dollars (“A$”)) on the loan payable to MACA Limited (“MACA”), $10,524  (A$15,000) of which was settled via the issuance of 14,077,806 common shares of the Company (note 12 (a)). The Company also repaid the convertible debentures for $10,500 in cash (note 12 (b)), and the Santander - Itaú Facility in full for $5,000 in principal plus accrued interest (note 12 (c)). The Company had net new borrowings of $900 of the unsecured bank facilities (note 12(d)). Between January 1, 2020 and the date hereof, the company has repaid, in cash, a further $2,513  (A$3,714) of monthly repayments to MACA, and an additional $1,000 subsequent repayment which represented 10% of the net cash proceeds from the IXM Group Promissory Note (note 12(f)) required to be repaid to MACA and applied against the outstanding balance of the loan under the amended loan agreement (note 26(c)).

The Company has been deferring certain discretionary spending and undertaking cost reduction measures in order to minimize cash outflow requirements anticipated under the current business plan. In particular, this includes the date of the expected restart of Coricancha. The Company expects to generate positive cash flow from its mining operations in 2020.  Based on the Company’s asset base and liquidity at the date of these consolidated financial statements and the funds it expects to generate from operations and financing activities, inclusive of the Samsung loan and the ATM Facility, the Company expects it will have adequate resources to meet scheduled debt repayment obligations over the next twelve months to January 1, 2021. The Company’s ability to continue as a going concern in the longer term is dependent on successful execution of its business plan including extending the life of its mines and ultimately generating net income and positive cash flow from mining operations.

The Company has been closely monitoring the effects of the spread of the coronavirus respiratory disease (“COVID-19”) with a focus on the jurisdictions in which the Company operates and its head office location in Canada.

The rapid worldwide spread of COVID-19 is prompting governments to incrementally implement restrictive measures in an attempt to curb the spread of COVID-19. During this period of uncertainty, Great Panther’s priority is to safeguard the health and safety of personnel and host communities, support and enforce government actions to slow the spread of COVID-19, and to continually assess and mitigate the risks to the business operations.

The Company has implemented a COVID-19 response plan that includes a number of measures to safeguard against the spread of the virus at its offices and sites and is also maintaining regular communications with legal and government representatives, suppliers, customers and business partners to monitor any potential risks to its ongoing operations.  Broader government measures to limit the spread of COVID-19 have not impacted the Company’s operating mines in Mexico and Brazil to date and there are no confirmed or suspected cases of COVID-19 across the Company’s corporate offices and operations. In accordance with Peru government-mandated restrictions in response to COVID-19, Coricancha, which has been on care and maintenance with some limited mining operations, will conduct exclusively care and maintenance activities to sustain the appropriate safety and environmental systems during the National State of Emergency currently in effect until April 12, 2020 announced on March 26, 2020.

Although there have not been any impacts to the Company’s operations to date, the Company cannot provide assurance that there will not be disruptions to its operations in the future. If the Company’s operations are impacted or expected to be impacted, the Company will seek measures to preserve cash including suspension of discretionary spending and other legal means to reduce and minimize contractual spending.